OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	$ 50,250	$ 499,504
Non-current assets	33,140	46,907
Total Assets	83,390	546,411
Other Financial Assets Categories [Member] | Private investment funds [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	348	386,669
Non-current assets
Total Assets	348	386,669
Other Financial Assets Categories [Member] | Deposits in guarantee (aircraft) [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	2,435	8,934
Non-current assets	21,498	28,599
Total Assets	23,933	37,533
Other Financial Assets Categories [Member] | Guarantees for margins of derivatives [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	3,047	21,200
Non-current assets
Total Assets	3,047	21,200
Other Financial Assets Categories [Member] | Other Investments [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets
Non-current assets	493	494
Total Assets	493	494
Other Financial Assets Categories [Member] | Domestic And Foreign Bonds [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	18	19
Non-current assets
Total Assets	18	19
Other Financial Assets Categories [Member] | Other guarantees given [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	43,106	6,507
Non-current assets	11,149	15,138
Total Assets	54,255	21,645
Other Financial Assets Categories [Member] | Subtotal of other financial assets [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	48,954	423,329
Non-current assets	33,140	44,231
Total Assets	82,094	467,560
Hedging Assets Categories [Member] | Accrued Interest since the last payment date Cross currency swap of currencies [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets		3
Non-current assets
Total Assets		3
Hedging Assets Categories [Member] | Fair value of interest rate derivatives [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets		27,044
Non-current assets		2,676
Total Assets		29,720
Hedging Assets Categories [Member] | Fair value of foreign currency derivatives [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets		586
Non-current assets
Total Assets		586
Hedging Assets Categories [Member] | Fair value of fuel price derivatives [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	1,296	48,542
Non-current assets
Total Assets	1,296	48,542
Hedging Assets Categories [Member] | Subtotal of derivate assets [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	1,296	76,175
Non-current assets		2,676
Total Assets	$ 1,296	$ 78,851